Commitments, guarantees and pledged assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties

$ millions, as at October 31	2022	2021
	Contract amounts

Securities lending (1)	$53,008	$50,578
Unutilized credit commitments (2)	336,261	301,343
Backstop liquidity facilities	12,855	12,174
Standby and performance letters of credit	18,459	15,775
Documentary and commercial letters of credit	209	194
Other commitments to extend credit	718	978
	$421,510	$381,042

(1)	Excludes securities lending of $4.9 billion (2021: $2.5 billion) for cash because it is reported on the consolidated balance sheet.
(2)	Includes $167.3 billion (2021: $141.5 billion) of personal, home equity and credit card lines, which are unconditionally cancellable at our discretion.

Summary Of Asset Pledging Amounts and Related Activities	The following table summarizes asset pledging amounts and the activities to which they relate:

$ millions, as at October 31	2022	2021
Assets pledged in relation to:

Securities lending	$53,989	$50,895
Obligations related to securities sold under repurchase agreements	79,759	73,687
Obligations related to securities sold short	15,284	22,790
Securitizations	19,750	18,824
Covered bonds	28,100	25,416
Derivatives	25,463	16,266
Foreign governments and central banks (1)	286	252
Clearing systems, payment systems, and depositories (2)	620	649
Other	12	374
	$223,263	$209,153

(1)	Includes assets pledged to maintain access to central bank facilities in foreign jurisdictions.
(2)	Includes assets pledged in order to participate in clearing and payment systems and depositories.